Capital Structure Management (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024 EUR (€) tranche	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Sep. 30, 2024 EUR (€)	Dec. 31, 2021 EUR (€)
Capital structure Management
Equity	€ 45,808,000,000	€ 45,808,000,000		€ 43,406,000,000	€ 42,848,000,000		€ 41,523,000,000
Equity as a percent of total equity and liabilities	62.00%	62.00%		64.00%
Equity - percentage change over prior period		6.00%	6.00%
Current liabilities	€ 19,079,000,000	€ 19,079,000,000		€ 14,641,000,000
Current liabilities as a percent of total equity and liabilities	26.00%	26.00%		21.00%
Current liabilities - percentage change over prior period		30.00%	30.00%
Non-current liabilities	€ 9,235,000,000	€ 9,235,000,000		€ 10,284,000,000
Noncurrent liabilities as a percent of total equity and liabilities	12.00%	12.00%		15.00%
Noncurrent liabilities - percentage change over prior period		(10.00%)	(10.00%)
Liabilities	€ 28,314,000,000	€ 28,314,000,000		€ 24,925,000,000
Liabilities as a percent of total equity and liabilities	38.00%	38.00%		36.00%
Liabilities - percentage change over prior period		14.00%	14.00%
thereof financial debt	€ 9,385,000,000	€ 9,385,000,000		€ 7,755,000,000
thereof financial debt as a percent of total equity and liabilities	13.00%	13.00%		11.00%
thereof financial debt - percentage change over prior period		21.00%	21.00%
Lease liabilities	€ 1,715,000,000	€ 1,715,000,000		€ 1,621,000,000
thereof lease liabilities - as a percent of total equity and liabilities	2.00%	2.00%		2.00%
Lease liabilities - percentage change over prior period		6.00%	6.00%
Total equity and liabilities	€ 74,122,000,000	€ 74,122,000,000		€ 68,331,000,000
Total equity and liabilities as a percent of total equity and liabilities	100.00%	100.00%		100.00%
Total equity and liabilities - percentage change over prior period		8.00%	8.00%
Short-term borrowings.						€ 1,250,000,000
Proceeds from borrowings, classified as financing activities		€ 2,767,000,000		€ 13,000,000	158,000,000
Repayment of borrowings		€ 1,185,000,000		€ 4,081,000,000	€ 1,445,000,000
Total financial debt percentage point decrease over prior period		1.00%	1.00%
Eurobond
Capital structure Management
Repayment of borrowings		€ 850,000,000
Commercial paper
Capital structure Management
Short-term borrowings.	€ 500,000,000	500,000,000
Borrowings drawn down per tranche	€ 250,000,000	250,000,000
Number of tranches | tranche	2
Repayment of borrowings | $			$ 323
Bilateral line of credit
Capital structure Management
Short-term borrowings.	€ 1,000,000,000	€ 1,000,000,000
Period term	1 year